Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 15,388	[1]	$ 292,362	[1]	$ (1,085,853)	$ 17,599		$ (760,504)
Beginning balance, shares at Dec. 31, 2019	[1]	15,387,632
Shares issued for conversion of related party loan		$ 24	[1]	995,125	[1]				995,149
Shares issued for conversion of related party loan, shares	[1]	24,272
Shares issued for acquisition of subsidiary		$ 243	[1]	9,773,746	[1]				9,773,989
Shares issued for acquisition of subsidiary, shares	[1]	243,134
Noncontrolling interests arising from acquisition of subsidiary			[1]		[1]			549,033	549,033
Net income			[1]		[1]	(3,255,564)		(391,789)	(3,647,353)
Foreign currency translation adjustment			[1]		[1]		282,666	38,671	321,337
Ending balance, value at Dec. 31, 2020		$ 15,655	[1]	11,061,233	[1]	(4,341,417)	300,265	195,915	7,231,651
Ending balance, shares at Dec. 31, 2020	[1],[2]	15,655,038
Net income						305,254		30,320	335,574
Foreign currency translation adjustment							(6,067)	(603)	(6,670)
Ending balance, value at Mar. 31, 2021		$ 15,655		11,061,233		(4,036,163)	294,198	225,632	7,560,555
Ending balance, shares at Mar. 31, 2021	[2]	15,655,038
Beginning balance, value at Dec. 31, 2020		$ 15,655	[1]	11,061,233	[1]	(4,341,417)	300,265	195,915	7,231,651
Beginning balance, shares at Dec. 31, 2020	[1],[2]	15,655,038
Net income									792,455
Foreign currency translation adjustment									81,371
Ending balance, value at Jun. 30, 2021		$ 15,655		11,061,233		(3,621,688)	374,168	276,109	8,105,477
Ending balance, shares at Jun. 30, 2021	[2]	15,655,038
Beginning balance, value at Dec. 31, 2020		$ 15,655	[1]	11,061,233	[1]	(4,341,417)	300,265	195,915	7,231,651
Beginning balance, shares at Dec. 31, 2020	[1],[2]	15,655,038
Net income			[1]		[1]	1,779,736		183,733	1,963,469
Foreign currency translation adjustment			[1]		[1]		244,040	25,194	269,234
Ending balance, value at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Ending balance, shares at Dec. 31, 2021	[1]	15,655,038
Beginning balance, value at Mar. 31, 2021		$ 15,655		11,061,233		(4,036,163)	294,198	225,632	7,560,555
Beginning balance, shares at Mar. 31, 2021	[2]	15,655,038
Net income						414,475		42,406	456,881
Foreign currency translation adjustment							79,970	8,071	88,041
Ending balance, value at Jun. 30, 2021		$ 15,655		11,061,233		(3,621,688)	374,168	276,109	8,105,477
Ending balance, shares at Jun. 30, 2021	[2]	15,655,038
Beginning balance, value at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Beginning balance, shares at Dec. 31, 2021	[1]	15,655,038
Net income						148,676		27,283	175,959
Foreign currency translation adjustment							8,972	1,748	10,720
Ending balance, value at Mar. 31, 2022		$ 15,655		11,061,233		(2,413,005)	553,277	433,873	9,651,033
Ending balance, shares at Mar. 31, 2022		15,655,038
Beginning balance, value at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Beginning balance, shares at Dec. 31, 2021	[1]	15,655,038
Net income									964,942
Foreign currency translation adjustment									(591,601)
Ending balance, value at Jun. 30, 2022		$ 15,655		11,061,233		(1,665,272)	(3,489)	429,568	9,837,695
Ending balance, shares at Jun. 30, 2022		15,655,038
Beginning balance, value at Mar. 31, 2022		$ 15,655		11,061,233		(2,413,005)	553,277	433,873	9,651,033
Beginning balance, shares at Mar. 31, 2022		15,655,038
Net income						747,733		41,250	788,983
Foreign currency translation adjustment							(556,766)	(45,555)	(602,321)
Ending balance, value at Jun. 30, 2022		$ 15,655		$ 11,061,233		$ (1,665,272)	$ (3,489)	$ 429,568	$ 9,837,695
Ending balance, shares at Jun. 30, 2022		15,655,038

[1]	Given effect of the Reverse Stock Split, see Note 12.
[2]	Given effect of the Reverse Stock Split, see Note 9